Insurance Contracts - Insurance Contracts Issued and Reinsurance Contracts Held (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Insurance
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	$ 13,028	$ 11,845
Insurance | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	5,952	6,062
Insurance | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	1,042	1,162
Insurance | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	6,034	4,621
Insurance | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	0
Insurance | Due in 1 year or less
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	1,051	975
Insurance | Due in 1 year or less | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	450	476
Insurance | Due in 1 year or less | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	104	112
Insurance | Due in 1 year or less | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	497	387
Insurance | Due in 1 year or less | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	0
Insurance | 1 Year to 3 Years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	1,868	1,719
Insurance | 1 Year to 3 Years | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	805	848
Insurance | 1 Year to 3 Years | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	180	194
Insurance | 1 Year to 3 Years | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	883	677
Insurance | 1 Year to 3 Years | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	0
Insurance | 3 Years to 5 Years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	1,591	1,459
Insurance | 3 Years to 5 Years | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	692	726
Insurance | 3 Years to 5 Years | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	149	162
Insurance | 3 Years to 5 Years | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	750	571
Insurance | 3 Years to 5 Years | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	0
Insurance | Due in years 6-10
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	2,973	2,747
Insurance | Due in years 6-10 | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	1,325	1,378
Insurance | Due in years 6-10 | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	266	294
Insurance | Due in years 6-10 | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	1,382	1,075
Insurance | Due in years 6-10 | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	0
Insurance | Due after 10 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	5,545	4,945
Insurance | Due after 10 years | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	2,680	2,634
Insurance | Due after 10 years | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	343	400
Insurance | Due after 10 years | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	2,522	1,911
Insurance | Due after 10 years | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	0
Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	338	(59)
Reinsurance contracts held | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	560	(32)
Reinsurance contracts held | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(166)	(9)
Reinsurance contracts held | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(56)	(18)
Reinsurance contracts held | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	0
Reinsurance contracts held | Due in 1 year or less
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	32	(6)
Reinsurance contracts held | Due in 1 year or less | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	52	(2)
Reinsurance contracts held | Due in 1 year or less | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(15)	(3)
Reinsurance contracts held | Due in 1 year or less | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(5)	(1)
Reinsurance contracts held | Due in 1 year or less | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	0
Reinsurance contracts held | 1 Year to 3 Years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	57	(9)
Reinsurance contracts held | 1 Year to 3 Years | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	92	(3)
Reinsurance contracts held | 1 Year to 3 Years | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(26)	(4)
Reinsurance contracts held | 1 Year to 3 Years | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(9)	(2)
Reinsurance contracts held | 1 Year to 3 Years | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	0
Reinsurance contracts held | 3 Years to 5 Years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	47	(8)
Reinsurance contracts held | 3 Years to 5 Years | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	77	(3)
Reinsurance contracts held | 3 Years to 5 Years | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(22)	(3)
Reinsurance contracts held | 3 Years to 5 Years | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(8)	(2)
Reinsurance contracts held | 3 Years to 5 Years | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	0
Reinsurance contracts held | Due in years 6-10
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	82	(13)
Reinsurance contracts held | Due in years 6-10 | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	138	(7)
Reinsurance contracts held | Due in years 6-10 | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(42)	(2)
Reinsurance contracts held | Due in years 6-10 | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(14)	(4)
Reinsurance contracts held | Due in years 6-10 | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	0	0
Reinsurance contracts held | Due after 10 years
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	120	(23)
Reinsurance contracts held | Due after 10 years | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	201	(17)
Reinsurance contracts held | Due after 10 years | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(61)	3
Reinsurance contracts held | Due after 10 years | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	(20)	(9)
Reinsurance contracts held | Due after 10 years | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	$ 0	$ 0